13FCONP 5/15/07

CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **June 30, 2006**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	8/11/06 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

[redacted]

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ___________0__________

Form 13 F Information Table Entry Total: ________12__________

Form 13 F Information Table Value Total: _____$518,216
(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 6/30/2006
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Embratel Particpatos	CS	29081N209	9,372.93	601,600.00	SH		SOLE		601,600.00		
MAVERICK TUBE CORP	CS	577914104	35,721.31	565,300.00	SH		SOLE		565,300.00		
PUBLIC SERVICE ENTERPRISE.	CS	744573106	18,183.73	275,011.00	SH		SOLE		275,011.00		
Western Gas Resources	CS	958259103	14,962.50	250,000.00	SH		SOLE		250,000.00		
			78,240.47								

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2006

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 6/30/2006
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
NORTH FORK BANCORPORATION	CS	659424105	139,190.83	4,613,551.00	SH		SOLE		4,613,551.00		
Aramark Corp CL B	CS	038521100	25,666.87	775,200.00	SH		SOLE		775,200.00		
Trizec Properties Inc.	CS	89687P107	36,876.26	1,287,579.00	SH		SOLE		1,287,579.00		
Michaels Stores Inc.	CS	594087108	96,398.50	2,337,500.00	SH		SOLE		2,337,500.00		
			298,132.46								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2007

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 6/30/2006
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
BELLSOUTH CORP	CS	079860102	84,483.56	2,333,800.00	SH		SOLE		2,333,800.00		
Constellation Energy Group	CS	210371100	45,177.45	828,640.00	SH		SOLE		828,640.00		
FPL GROUP INC	CS	302571104	5,481.69	132,472.00	SH		SOLE		132,472.00		
UNIVISION COMMUNICATIONS-A	CS	914906102	6,700.00	200,000.00	SH		SOLE		200,000.00		
			141,842.7								

CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2007

END